CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 114,567	$ 86,584	$ 80,979
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	17,875	14,314	11,473
Depreciation and amortization expense	44,741	41,672	33,997
Provision for doubtful receivables	192	486	403
Inventory write-down	381	714	997
Loss on disposal of long-lived assets	900	641	1,362
Revaluation of contingent consideration		(3,391)
Impairment charges for goodwill and intangible assets		3,415
Goodwill adjustment due to final purchase price allocation		479
Loss (gain) on forward contracts marked to market	(9,087)	(2,053)	1,600
Loss from equity-method investments	5,297	642
Gain from share exchange for available-for-sale securities	(1,153)
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(28,180)	(27,312)	(14,399)
Inventories	3,643	(3,175)	(26,808)
Amounts due from related parties	(191)
Other current assets	(3,723)	1,250	(332)
Other non-current assets	(1,077)	6	237
Accounts payable	9,502	1,629	5,018
Amounts due to a related party	218
Accrued liabilities	6,570	6,431	(1,698)
Other taxes payable	239	1,511	184
Other current liabilities	3,450	1,577	(831)
Deferred revenue	10,840	1,152	6,282
Advanced subsidies	1,604	1,144	314
Deferred taxes	4,794	3,162	2,286
Long-term payable	106	177
Net cash provided by operating activities	181,508	131,055	101,064
Investing activities:
Acquisition of businesses, net of cash acquired	(805)		(12,555)
Purchase of property, plant and equipment	(53,426)	(66,869)	(63,405)
Proceeds from sales of property, plant and equipment	242	69	77
Purchase of intangible assets	(2,681)	(968)	(605)
Change in restricted cash	(2,712)	2,032	(396)
Purchase of short-term investments	(491,875)	(305,582)	(280,772)
Purchase of long-term investments	(5,326)	(10,321)	(4,335)
Sales of short-term investments	372,555	259,283	196,165
Advanced subsidy received for construction	4,070	4,779	3,163
Other cash received from investing activities	175
Payment for residential buildings	(4,037)		(15,871)
Proceeds from sale of residential buildings	18,085
Proceeds from dissolution of NICLC	651
Deconsolidation of WuXiPRA	(335)
Net cash provided by (used in) investing activities	(165,419)	(117,577)	(178,534)
Financing activities:
Proceeds from long-term debt	9,907	4,260
Repayment of long-term debt	(263)	(265)	(315)
Proceeds from short-term bank borrowings	66,774	77,241	55,950
Repayment of short-term bank borrowings	(62,273)	(46,853)	(27,500)
Proceeds from exercise of share options	4,950	1,381	1,637
Repurchase of ordinary shares issued for convertible notes	(1,163)	(37,003)
Repurchase of ordinary shares		(30,000)
Net cash provided by (used in) financing activities	17,932	(31,239)	29,772
Effect of exchange rate changes on cash and cash equivalents	717	526	3,665
Net increase (decrease) in cash and cash equivalents	34,738	(17,235)	(44,033)
Cash and cash equivalents at beginning of year	54,133	71,368	115,401
Cash and cash equivalents at end of year	88,871	54,133	71,368
Supplemental disclosure of cash flow information:
Cash paid for interest	(2,016)	(1,566)	(615)
Cash paid for income taxes	(15,889)	(15,606)	(13,226)
Non-cash investing and financing activities:
Purchases of property, plant and equipment included in accounts payable	$ 7,116	$ 4,292	$ 6,955